Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 7.4%
2,503,497	Allspring Buyer LLC 5.563% (3-Month USD Libor+325 basis points), 11/1/2028[2,3,4]	$2,436,841
2,232,737	American Builders & Contractors Supply Co., Inc. 5.754% (1-Month USD Libor+200 basis points), 1/15/2027[2,3,4]	2,168,970
2,688,861	AmWINS Group, Inc. 5.365% (1-Month USD Libor+225 basis points), 2/19/2028[2,3,4]	2,578,712
994,805	Asurion LLC 6.115% (1-Month USD Libor+300 basis points), 11/3/2024[2,3,4]	933,252
2,165,237	Axalta Coating Systems U.S. Holdings, Inc. 5.424% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4]	2,136,818
1,231,250	Belron Finance U.S. LLC 5.375% (1-Month USD Libor+275 basis points), 4/30/2028[2,3,4]	1,199,311
812,170	Carroll County Energy LLC 7.174% (3-Month USD Libor+350 basis points), 2/15/2026[2,4]	768,516
1,495,755	Centuri Group, Inc. 4.075% (3-Month USD Libor+250 basis points), 8/27/2028[2,3,4]	1,448,781
1,250,840	Chemours Co. 3.200% (3-Month EUR Libor+200 basis points), 4/3/2025[2,3,4,5,6]	1,173,735
1,500,000	Coherent Corp. 5.314% (3-Month USD Libor+275 basis points), 7/1/2029[2,3,4]	1,456,252
	Covanta Holding Corp.
188,389	3.000% (1-Month USD Libor+250 basis points), 11/30/2028[2,3,4,5,6]	183,158
2,502,416	3.264% (1-Month USD Libor+250 basis points), 11/30/2028[2,3,4,5,6]	2,432,937
1,500,000	Dedalus Finance GmbH 3.500% (3-Month EUR Libor+375 basis points), 5/31/2027[2,4]	1,360,981
1,870,158	FinCo I LLC 5.615% (1-Month USD Libor+250 basis points), 6/27/2025[2,3,4]	1,855,552
2,471,250	FleetCor Technologies Operating Co. LLC 4.865% (1-Month USD Libor+175 basis points), 4/30/2028[2,3,4]	2,388,525
997,422	Gates Global LLC 3.000% (3-Month EUR Libor+300 basis points), 3/31/2024[2,3,4,5,6]	921,276
796,183	Gemini HDPE LLC 5.810% (1-Month USD Libor+300 basis points), 12/31/2027[2,3,4]	764,833
1,484,237	Go Daddy Operating Co. LLC 4.865% (1-Month USD Libor+175 basis points), 2/15/2024[2,3,4]	1,471,992
2,500,000	Gray Television, Inc. 5.064% (3-Month USD Libor+250 basis points), 1/2/2026[2,3,4]	2,429,537
1,221,396	Guggenheim Partners Investment Management Holdings LLC 5.865% (3-Month USD Libor+275 basis points), 7/22/2023[2,3,4]	1,212,809
2,476,212	GVC Holdings Gibraltar Ltd. 6.174% (1-Month USD Libor+250 basis points), 3/16/2027[2,3,4,7]	2,417,402
1,546,015	Hostess Brands LLC 5.056% (1-Month USD Libor+225 basis points), 8/3/2025[2,3,4]	1,498,908

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
945,039	INEOS U.S. Finance LLC 5.115% (3-Month USD Libor+200 basis points), 3/31/2024[2,3,4]	$916,263
1,000,000	IQVIA, Inc. 3.193% (EUR001M+200 basis points), 3/7/2024[2,4]	954,983
1,489,802	Iridium Satellite LLC 5.615% (1-Month USD Libor+250 basis points), 11/4/2026[2,3,4]	1,452,252
1,688,212	Jane Street Group LLC 5.865% (1-Month USD Libor+275 basis points), 1/26/2028[2,3,4]	1,622,617
1,750,000	Lorca Finco Plc 3.750% (3-Month EUR Libor+375 basis points), 9/18/2027[2,3,4]	1,580,814
2,282,750	NAB Holdings LLC 6.703% (1-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	2,175,392
2,500,000	NortonLifeLock, Inc. 4.848% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4]	2,408,750
874,950	Oregon Clean Energy LLC 6.865% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	854,642
1,117,000	Organon & Co. 6.188% (1-Month USD Libor+300 basis points), 6/2/2028[2,3,4]	1,094,660
2,461,760	PCI Gaming Authority 5.615% (1-Month USD Libor+250 basis points), 5/31/2026[2,3,4]	2,397,829
1,350,000	Pike Corp. 3.000% (1-Month USD Libor+300 basis points), 1/21/2028[2,3,4,5,6]	1,313,638
1,231,250	Playtika Holding Corp. 5.865% (1-Month USD Libor+275 basis points), 3/11/2028[2,3,4]	1,182,492
2,480,570	SBA Senior Finance II LLC 4.870% (1-Month USD Libor+175 basis points), 4/11/2025[2,3,4]	2,418,556
2,215,128	Select Medical Corp. 5.620% (3-Month USD Libor+250 basis points), 3/6/2025[2,3,4]	2,147,988
745,000	SkyMiles IP Ltd. 6.460% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4,7]	749,016
	SS&C Technologies, Inc.
1,122,259	5.384% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4]	1,094,203
1,584,666	5.384% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4]	1,545,049
610,953	Tory Burch LLC 6.115% (1-Month USD Libor+350 basis points), 4/16/2028[2,3,4]	561,313
	Travelport Finance Luxembourg Sarl
13,020	11.000% (1-Month USD Libor+700 basis points), 2/28/2025[2,4,7]	12,911
2,566	7.250% (3-Month USD Libor+675 basis points), 5/29/2026[2,4,7]	1,824
2,500,000	VFH Parent LLC 6.118% (1-Month Term SOFR+300 basis points), 1/13/2029[2,3,4]	2,402,350
1,901,193	Vistra Operations Co. LLC 4.804% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	1,840,592

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
2,696,282	WEX, Inc. 5.365% (1-Month USD Libor+225 basis points), 4/1/2028[2,3,4]	$2,622,768
2,496,399	WMG Acquisition Corp. 5.240% (1-Month USD Libor+212.5 basis points), 1/20/2028[2,3,4]	2,423,067
	TOTAL BANK LOANS
	(Cost $72,863,289)	71,013,067
	BONDS — 87.4%
	ASSET-BACKED SECURITIES — 45.7%
	522 Funding CLO Ltd.
6,250,000	Series 2019-5A, Class AR, 3.658% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,055,730
5,500,000	Series 2019-5A, Class BR, 4.178% (3-Month Term SOFR+185 basis points), 4/15/2035[3,4,8]	5,213,970
1,500,000	Series 2019-5A, Class ER, 9.088% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,365,077
5,000,000	AB BSL CLO Ltd. Series 2020-1A, Class A1R, 3.698% (3-Month Term SOFR+137 basis points), 1/15/2035[3,4,8]	4,837,403
	AIMCO CLO Ltd.
1,000,000	Series 2018-AA, Class C, 4.490% (3-Month USD Libor+175 basis points), 4/17/2031[3,4,8]	932,500
600,000	Series 2019-10A, Class DR, 5.659% (3-Month USD Libor+290 basis points), 7/22/2032[3,4,8]	545,565
1,750,000	Series 2017-AA, Class AR, 3.760% (3-Month USD Libor+105 basis points), 4/20/2034[3,4,8]	1,697,594
2,500,000	Series 2022-18A, Class D, 8.038% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,454,086
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 8.877% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	850,013
1,000,000	ALM Ltd. Series 2020-1A, Class D, 8.512% (3-Month USD Libor+600 basis points), 10/15/2029[3,4,8]	840,623
2,256,226	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 3.833% (3-Month USD Libor+105 basis points), 7/24/2029[3,4,8]	2,233,492
2,000,000	Anchorage Credit Funding 3 Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,664,309
1,500,000	Annisa CLO Series 2016-2A, Class DR, 5.710% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	1,335,115

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,250,000	Apidos CLO Series 2012-11A, Class DR3, 6.490% (3-Month USD Libor+375 basis points), 4/17/2034[3,4,8]	$2,049,106
	Ares CLO Ltd.
1,750,000	Series 2015-38A, Class DR, 5.210% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	1,518,236
750,000	Series 2017-44A, Class DR, 9.382% (3-Month USD Libor+687 basis points), 4/15/2034[3,4,8]	644,550
1,150,000	Series 2022-64A, Class E, 8.479% (3-Month Term SOFR+744 basis points), 4/15/2035[3,4,8]	1,031,552
	ASSURANT CLO Ltd.
2,000,000	Series 2018-2A, Class A, 3.750% (3-Month USD Libor+104 basis points), 4/20/2031[3,4,8]	1,965,246
1,750,000	Series 2017-1A, Class ER, 9.910% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	1,510,085
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 5.833% (3-Month USD Libor+305 basis points), 7/23/2030[3,4,8]	1,121,225
1,400,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 6.009% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	1,208,446
	Ballyrock CLO Ltd.
1,500,000	Series 2019-1A, Class CR, 5.562% (3-Month USD Libor+305 basis points), 7/15/2032[3,4,8]	1,365,511
1,250,000	Series 2019-1A, Class DR, 9.262% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	1,107,601
	Barings CLO Ltd.
2,049,913	Series 2013-IA, Class AR, 3.510% (3-Month USD Libor+80 basis points), 1/20/2028[3,4,8]	2,023,508
825,000	Series 2013-IA, Class CR, 4.210% (3-Month USD Libor+150 basis points), 1/20/2028[3,4,8]	802,313
2,000,000	Series 2013-IA, Class DR, 5.260% (3-Month USD Libor+255 basis points), 1/20/2028[3,4,8]	1,890,937
1,000,000	Series 2017-1A, Class E, 8.740% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	862,748
1,000,000	Series 2018-2A, Class C, 5.212% (3-Month USD Libor+270 basis points), 4/15/2030[3,4,8]	903,340
1,000,000	Series 2020-4A, Class D1, 6.410% (3-Month USD Libor+370 basis points), 1/20/2032[3,4,8]	928,177
1,200,000	Series 2019-2A, Class DR, 9.292% (3-Month USD Libor+678 basis points), 4/15/2036[3,4,8]	1,010,503

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-1A, Class ER, 9.162% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	$847,656
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 3.795% (3-Month EUR Libor+365 basis points), 7/25/2035[3,4]	2,996,315
	Battalion CLO Ltd.
500,000	Series 2020-15A, Class A1, 4.090% (3-Month USD Libor+135 basis points), 1/17/2033[3,4,8]	488,627
2,000,000	Series 2016-10A, Class CR2, 6.233% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	1,768,728
61,555	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.875%, 7/25/2034[3,9]	55,493
	Benefit Street Partners CLO Ltd.
3,000,000	Series 2013-IIIA, Class CR, 6.610% (3-Month USD Libor+390 basis points), 7/20/2029[3,4,8]	2,821,682
1,500,000	Series 2017-12A, Class A1R, 3.462% (3-Month USD Libor+95 basis points), 10/15/2030[3,4,8]	1,475,277
1,850,000	Series 2017-12A, Class C, 5.562% (3-Month USD Libor+305 basis points), 10/15/2030[3,4,8]	1,677,411
1,000,000	Series 2015-8A, Class CR, 5.460% (3-Month USD Libor+275 basis points), 1/20/2031[3,4,8]	845,994
500,000	Series 2018-14A, Class E, 8.060% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	403,869
1,000,000	Series 2019-17A, Class ER, 8.862% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	864,001
800,000	Series 2019-19A, Class E, 9.532% (3-Month USD Libor+702 basis points), 1/15/2033[3,4,8]	704,730
1,850,000	Series 2019-18A, Class A1R, 3.682% (3-Month USD Libor+117 basis points), 10/15/2034[3,4,8]	1,774,610
1,750,000	Series 2020-21A, Class DR, 5.862% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,573,084
750,000	Series 2020-21A, Class ER, 9.212% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	637,858
1,000,000	Series 2019-18A, Class ER, 9.262% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	845,734
1,000,000	Series 2021-24A, Class E, 9.320% (3-Month USD Libor+661 basis points), 10/20/2034[3,4,8]	843,608
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 7.033% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	1,565,915
580,566	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 3.860% (3-Month USD Libor+115 basis points), 10/20/2029[3,4,8]	574,290

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
397,145	Capital One Prime Auto Receivables Trust Series 2019-2, Class A3, 1.920%, 5/15/2024[3]	$395,941
4,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	3,841,631
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2016-4A, Class DR, 8.110% (3-Month USD Libor+540 basis points), 10/20/2027[3,4,8]	853,298
5,000,000	Series 2020-2A, Class A1R, 3.923% (3-Month USD Libor+114 basis points), 1/25/2035[3,4,8]	4,782,310
	CarMax Auto Owner Trust
1,532,782	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	1,525,879
2,008,951	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	1,993,336
2,175,000	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	2,159,033
3,912,075	Series 2021-1, Class A3, 0.340%, 12/15/2025[3]	3,786,466
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 4.689% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	1,965,481
1,149,000	Cedar Funding II CLO Ltd. Series 2013-1A, Class ARR, 3.790% (3-Month USD Libor+108 basis points), 4/20/2034[3,4,8]	1,115,543
713,065	Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11, 3.984% (1-Month USD Libor+90 basis points), 7/25/2049[3,4,8]	686,153
2,800,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	2,464,233
	CIFC Funding Ltd.
1,937,332	Series 2015-3A, Class AR, 3.608% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,8]	1,909,098
1,789,000	Series 2017-1A, Class D, 6.232% (3-Month USD Libor+350 basis points), 4/23/2029[3,4,8]	1,657,511
2,992,258	Series 2014-2RA, Class A1, 3.833% (3-Month USD Libor+105 basis points), 4/24/2030[3,4,8]	2,955,264
750,000	Series 2018-2A, Class D, 8.560% (3-Month USD Libor+585 basis points), 4/20/2031[3,4,8]	642,587
3,500,000	Series 2013-3RA, Class A1, 3.763% (3-Month USD Libor+98 basis points), 4/24/2031[3,4,8]	3,433,029
1,000,000	Series 2018-4A, Class C, 5.690% (3-Month USD Libor+295 basis points), 10/17/2031[3,4,8]	897,273
1,000,000	Series 2018-4A, Class D, 8.640% (3-Month USD Libor+590 basis points), 10/17/2031[3,4,8]	837,292

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2018-5A, Class D, 8.662% (3-Month USD Libor+615 basis points), 1/15/2032[3,4,8]	$1,071,830
1,000,000	Series 2019-1A, Class DR, 5.810% (3-Month USD Libor+310 basis points), 4/20/2032[3,4,8]	920,658
500,000	Series 2019-5A, Class DR, 9.292% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	428,183
750,000	Clear Creek CLO Series 2015-1A, Class CR, 4.660% (3-Month USD Libor+195 basis points), 10/20/2030[3,4,8]	708,600
243,053	CNH Equipment Trust Series 2019-B, Class A3, 2.520%, 8/15/2024[3]	242,361
6,207,255	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	5,112,034
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 6.440% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	699,504
750,000	Series 2016-1A, Class DR, 6.133% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	637,299
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.562% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	1,945,272
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 5.262% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	501,921
	DLLST LLC
2,142,652	Series 2022-1A, Class A1, 1.560%, 5/22/2023[3,8]	2,136,712
3,300,000	Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,8]	3,263,334
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 5.455% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	873,639
5,500,000	Series 2019-80A, Class AR, 3.731% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	5,366,350
1,500,000	Series 2020-77A, Class ER, 8.854% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	1,214,851
1,000,000	Series 2020-86A, Class DR, 5.940% (3-Month USD Libor+320 basis points), 7/17/2034[3,4,8]	881,440
2,000,000	Series 2019-76A, Class DR, 6.010% (3-Month USD Libor+330 basis points), 10/20/2034[3,4,8]	1,756,269
1,500,000	Dryden Euro CLO Series 2021-91X, Class D, 4.850% (3-Month EUR Libor+485 basis points), 4/18/2035[3,4]	1,383,573

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
1,817,249	Series 2013-30A, Class AR, 3.725% (3-Month USD Libor+82 basis points), 11/15/2028[3,4,8]	$1,791,234
2,788,430	Series 2014-36A, Class AR3, 3.532% (3-Month USD Libor+102 basis points), 4/15/2029[3,4,8]	2,759,492
1,500,000	Series 2017-49A, Class DR, 6.140% (3-Month USD Libor+340 basis points), 7/18/2030[3,4,8]	1,368,750
1,500,000	Series 2016-45A, Class DR, 5.662% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	1,344,454
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 5.210% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	1,303,889
250,000	Series 2014-1RA, Class E, 8.212% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	201,701
1,000,000	Series 2018-1A, Class D, 5.712% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	886,839
1,850,000	Series 2019-1A, Class DR, 6.012% (3-Month USD Libor+350 basis points), 4/15/2031[3,4,8]	1,700,549
2,250,000	Series 2013-1A, Class D3R, 9.312% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,934,914
1,000,000	Series 2020-2A, Class ER, 9.012% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	858,448
	Ellington Financial Mortgage Trust
4,120,693	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,450,701
5,991,969	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	4,853,740
2,750,000	Elmwood CLO Ltd. Series 2022-1A, Class B, 2.450% (3-Month Term SOFR+180 basis points), 4/20/2035[3,4,8]	2,614,591
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 6.774% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	1,842,161
1,500,000	Series 2020-1A, Class E, 10.834% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,326,636
1,375,000	Series 2021-1A, Class E, 8.738% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	1,173,659
4,000,000	Series 2019-1A, Class AR, 4.002% (3-Month USD Libor+108 basis points), 11/16/2034[3,4,8]	3,889,890
774,463	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	772,473
	Galaxy CLO Ltd.
4,727,514	Series 2017-23A, Class AR, 3.653% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,8]	4,659,247

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,250,000	Series 2015-19A, Class A1RR, 3.733% (3-Month USD Libor+95 basis points), 7/24/2030[3,4,8]	$3,207,044
5,625,000	Series 2013-15A, Class ARR, 3.482% (3-Month USD Libor+97 basis points), 10/15/2030[3,4,8]	5,532,613
1,500,000	Series 2017-24A, Class D, 4.962% (3-Month USD Libor+245 basis points), 1/15/2031[3,4,8]	1,309,007
	Generate CLO Ltd.
2,295,885	Series 3A, Class AR, 3.960% (3-Month USD Libor+125 basis points), 10/20/2029[3,4,8]	2,273,660
1,250,000	Series 3A, Class DR, 6.310% (3-Month USD Libor+360 basis points), 10/20/2029[3,4,8]	1,176,583
1,000,000	Series 9A, Class E, 9.560% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	860,801
2,250,000	Series 6A, Class DR, 6.259% (3-Month USD Libor+350 basis points), 1/22/2035[3,4,8]	2,014,954
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 8.912% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,310,348
	GM Financial Automobile Leasing Trust
3,000,000	Series 2020-2, Class B, 1.560%, 7/22/2024[3]	2,981,436
2,000,000	Series 2021-1, Class A4, 0.330%, 2/20/2025[3]	1,951,010
	GM Financial Consumer Automobile Receivables Trust
299,382	Series 2019-3, Class A3, 2.180%, 4/16/2024[3]	299,090
1,009,461	Series 2021-2, Class A2, 0.270%, 6/17/2024[3]	1,006,877
2,186,345	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	2,159,826
4,398,867	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	4,289,872
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 5.297% (3-Month EUR Libor+525 basis points), 4/20/2034[3,4]	791,847
	GoldenTree Loan Management U.S. CLO Ltd.
500,000	Series 2020-7A, Class FR, 10.460% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	394,441
1,000,000	Series 2021-10A, Class F, 10.500% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	812,404
500,000	Series 2020-8A, Class ER, 8.860% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	421,099
2,250,000	Series 2019-6A, Class BR, 4.277% (3-Month Term SOFR+180 basis points), 4/20/2035[3,4,8]	2,125,157
1,075,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2, 5.806% (3-Month USD Libor+300 basis points), 10/29/2029[3,4,8]	995,205

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 5.012% (3-Month USD Libor+250 basis points), 4/15/2031[3,4,8]	$1,656,462
	Grippen Park CLO Ltd.
1,969,683	Series 2017-1A, Class A, 3.970% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,8]	1,951,338
830,000	Series 2017-1A, Class E, 8.410% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	693,070
1,000,000	Harvest CLO DAC Series 16A, Class B1ER, 1.300% (3-Month EUR Libor+130 basis points), 10/15/2031[3,4,8]	888,132
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 5.305% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,401,244
1,000,000	Series 5A-2015, Class DRR, 5.662% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	870,892
	Honda Auto Receivables Owner Trust
218,731	Series 2019-3, Class A3, 1.780%, 8/15/2023[3]	218,502
342,309	Series 2019-4, Class A3, 1.830%, 1/18/2024[3]	340,730
3,431,812	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	3,416,070
2,391,195	Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	2,339,161
737,311	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,8]	731,735
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 5.512% (3-Month USD Libor+300 basis points), 10/15/2030[3,4,8]	1,086,143
3,125,000	Series 6A-2015, Class CR, 5.332% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	2,725,873
2,500,000	Series 14A-19, Class ER, 8.933% (3-Month USD Libor+615 basis points), 1/25/2034[3,4,8]	2,072,276
2,250,000	Series 15A-19, Class ER, 9.306% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,940,577
	Hyundai Auto Lease Securitization Trust
5,000,000	Series 2022-B, Class A2A, 2.750%, 10/15/2024[3,8]	4,939,585
1,250,000	Series 2022-C, Class A2A, 4.340%, 1/15/2025[3,8]	1,245,183
609,649	Hyundai Auto Receivables Trust Series 2021-B, Class A2, 0.240%, 5/15/2024[3]	605,753
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 8.540% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8,10]	1,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 7.910% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	$893,356
1,500,000	KKR CLO Ltd. Series 13, Class ER, 7.690% (3-Month USD Libor+495 basis points), 1/16/2028[3,4,8]	1,367,738
750,000	LCM LP Series 18A, Class DR, 5.510% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	648,511
	Madison Park Funding Ltd.
2,467,500	Series 12A, Class DR, 5.559% (3-Month USD Libor+280 basis points), 4/22/2027[3,4,8]	2,270,652
825,000	Series 2015-19A, Class CR, 4.909% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	756,571
1,825,000	Series 2015-19A, Class DR, 7.109% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	1,619,031
769,600	Series 9A, Class DR, 6.643% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	699,821
1,800,000	Series 2019-33A, Class AR, 3.618% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,8]	1,770,302
	Magnetite Ltd.
1,250,000	Series 2015-16A, Class DR, 4.890% (3-Month USD Libor+215 basis points), 1/18/2028[3,4,8]	1,160,888
1,500,000	Series 2014-8A, Class ER2, 8.162% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	1,331,392
1,000,000	Series 2019-22A, Class ER, 8.862% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	883,563
2,500,000	Series 2016-17A, Class AR, 3.810% (3-Month USD Libor+110 basis points), 7/20/2031[3,4,8]	2,451,484
500,000	Series 2015-12A, Class ER, 8.192% (3-Month USD Libor+568 basis points), 10/15/2031[3,4,8]	417,987
1,000,000	Series 2020-25A, Class E, 9.133% (3-Month USD Libor+635 basis points), 1/25/2032[3,4,8]	872,916
	Mariner CLO LLC
3,050,000	Series 2016-3A, Class BR2, 4.283% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,8]	2,978,872
2,000,000	Series 2016-3A, Class DR2, 5.683% (3-Month USD Libor+290 basis points), 7/23/2029[3,4,8]	1,833,336
1,763,060	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A2, 0.220%, 1/16/2024[3]	1,751,248
6,550,000	Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.040%, 1/15/2026[3]	6,459,472

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Milos CLO Ltd. Series 2017-1A, Class AR, 3.780% (3-Month USD Libor+107 basis points), 10/20/2030[3,4,8]	$2,465,270
	MMAF Equipment Finance LLC
124,528	Series 2020-BA, Class A2, 0.380%, 8/14/2023[3,8]	124,222
1,024,184	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,8]	1,009,600
6,350,000	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	6,227,978
	Morgan Stanley Eaton Vance CLO Ltd.
2,500,000	Series 2022-16A, Class E, 7.638% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	2,242,937
500,000	Series 2022-18A, Class E, 12.340% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	490,000
1,500,000	Mountain View Clo Ltd. Series 2019-1A, Class DR, 6.452% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	1,351,767
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 4.305% (3-Month USD Libor+185 basis points), 10/13/2027[3,4,8]	497,348
875,000	Series 2015-9A, Class CR, 5.632% (3-Month USD Libor+312 basis points), 7/15/2031[3,4,8]	756,323
1,175,000	Series 2019-2A, Class D, 6.882% (3-Month USD Libor+437 basis points), 1/15/2033[3,4,8]	1,076,839
	Neuberger Berman Loan Advisers CLO Ltd.
2,250,000	Series 2018-27A, Class D, 5.112% (3-Month USD Libor+260 basis points), 1/15/2030[3,4,8]	2,020,189
1,000,000	Series 2020-36A, Class ER, 9.460% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	869,127
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.002% (3-Month EUR Libor+300 basis points), 4/17/2034[3,4]	857,432
2,000,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 9.192% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,714,089
268,499	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[3,8,9]	247,243
	Newark BSL CLO Ltd.
2,678,837	Series 2016-1A, Class A1R, 3.869% (3-Month USD Libor+110 basis points), 12/21/2029[3,4,8]	2,652,447
750,000	Series 2016-1A, Class DR, 9.019% (3-Month USD Libor+625 basis points), 12/21/2029[3,4,8]	654,967
	Nissan Auto Receivables Owner Trust
271,014	Series 2019-B, Class A3, 2.500%, 11/15/2023[3]	271,247

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,940,108	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	$1,932,947
2,358,093	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	2,322,766
541,621	Series 2018-B, Class A4, 3.160%, 12/16/2024[3]	541,547
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 7.460% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	2,277,380
	OBX Trust
332,296	Series 2018-EXP1, Class 2A1, 3.934% (1-Month USD Libor+85 basis points), 4/25/2048[3,4,8]	329,214
1,459,051	Series 2020-INV1, Class A11, 3.984% (1-Month USD Libor+90 basis points), 12/25/2049[3,4,8]	1,415,150
4,635,447	Series 2019-EXP2, Class 2A1B, 3.984% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,8]	4,481,235
2,484,936	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,8,9]	2,052,207
6,544,006	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,8,9]	5,397,673
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 4.890% (3-Month USD Libor+215 basis points), 10/17/2030[3,4,8]	2,138,871
1,000,000	Series 2017-14A, Class C, 5.584% (3-Month USD Libor+260 basis points), 11/20/2030[3,4,8]	891,284
2,000,000	Series 2017-14A, Class D, 8.784% (3-Month USD Libor+580 basis points), 11/20/2030[3,4,8]	1,681,650
500,000	Series 2020-8RA, Class D, 9.740% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	433,790
1,000,000	Series 2020-18A, Class ER, 9.140% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	854,460
1,000,000	Series 2016-12A, Class DR2, 4.061% (3-Month Term SOFR+334 basis points), 4/18/2033[3,4,8]	918,909
1,000,000	Series 2016-12A, Class ER2, 7.871% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	896,657
2,000,000	Series 2021-22A, Class D, 5.810% (3-Month USD Libor+310 basis points), 12/2/2034[3,4,8]	1,755,573
1,000,000	Series 2021-22A, Class E, 9.310% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	841,579
	Octagon Investment Partners Ltd.
750,000	Series 2014-1A, Class DRR, 5.509% (3-Month USD Libor+275 basis points), 1/22/2030[3,4,8]	638,594
1,000,000	Series 2019-3A, Class ER, 9.262% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	830,095
2,500,000	Series 2020-3A, Class AR, 3.860% (3-Month USD Libor+115 basis points), 10/20/2034[3,4,8]	2,406,800

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OHA Credit Partners Ltd.
750,000	Series 2015-11A, Class DR, 5.660% (3-Month USD Libor+295 basis points), 1/20/2032[3,4,8]	$684,477
2,750,000	Series 2012-7A, Class D2R3, 7.234% (3-Month USD Libor+425 basis points), 2/20/2034[3,4,8]	2,460,407
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 5.690% (3-Month USD Libor+295 basis points), 4/17/2031[3,4,8]	898,845
1,000,000	Series 2021-23A, Class E, 8.740% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	845,686
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 8.820% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,271,229
2,000,000	Series 2014-6A, Class CS, 5.870% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,755,584
3,250,000	Series 2014-9A, Class A1A3, 3.810% (3-Month USD Libor+110 basis points), 10/20/2031[3,4,8]	3,182,893
750,000	Series 2019-23A, Class DR, 6.262% (3-Month USD Libor+375 basis points), 4/15/2034[3,4,8]	671,391
1,000,000	Series 2017-19A, Class CR, 6.342% (3-Month USD Libor+383 basis points), 1/15/2035[3,4,8]	893,730
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 5.812% (3-Month USD Libor+330 basis points), 10/15/2034[3,4,8]	1,102,501
4,500,000	Series 2022-1A, Class A, 2.093% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,397,511
2,250,000	Series 2022-1A, Class E, 7.463% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,046,522
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 9.350% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	1,233,750
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 11.180% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	807,061
	Regatta Funding LP
1,018,051	Series 2013-2A, Class A1R3, 3.362% (3-Month USD Libor+85 basis points), 1/15/2029[3,4,8]	1,007,054
2,500,000	Series 2013-2A, Class CR2, 6.212% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	2,345,963
	Regatta Funding Ltd.
1,500,000	Series 2016-1A, Class DR2, 5.810% (3-Month USD Libor+310 basis points), 4/20/2034[3,4,8]	1,335,081

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2016-1A, Class ER2, 9.927% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	$1,237,326
	Rockford Tower CLO Ltd.
1,750,000	Series 2020-1A, Class E, 9.610% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,544,612
750,000	Series 2021-2A, Class E, 9.110% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	612,913
1,375,000	Series 2021-3A, Class E, 9.430% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	1,159,217
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 5.325% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	2,171,873
	Sound Point CLO Ltd.
500,000	Series 2016-3A, Class E, 9.433% (3-Month USD Libor+665 basis points), 1/23/2029[3,4,8]	442,809
2,000,000	Series 2019-1A, Class DR, 6.210% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	1,778,519
1,500,000	Series 2019-3A, Class DR, 6.283% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	1,310,701
1,113,542	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[3,8,9]	1,039,180
	Starwood Mortgage Residential Trust
6,546,754	Series 2021-5, Class A1, 1.920%, 9/25/2066[3,8,9]	5,400,208
4,335,093	Series 2022-1, Class A1, 2.447%, 12/25/2066[3,8,9]	3,817,322
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 4.110% (3-Month USD Libor+140 basis points), 12/29/2029[3,4,8]	1,937,500
1,500,000	Series 2021-1A, Class C, 4.460% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,8]	1,410,890
	Symphony CLO Ltd.
1,740,000	Series 2014-14A, Class E, 7.083% (3-Month USD Libor+460 basis points), 7/14/2026[3,4,8]	1,605,054
750,000	Series 2016-17A, Class ER, 8.062% (3-Month USD Libor+555 basis points), 4/15/2028[3,4,8]	674,232
1,750,000	Series 2018-20A, Class DR, 6.490% (3-Month USD Libor+375 basis points), 1/16/2032[3,4,8]	1,630,294
2,500,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 8.133% (3-Month USD Libor+535 basis points), 10/25/2029[3,4,8]	2,213,628
	TCI-Symphony CLO Ltd.
1,064,000	Series 2017-1A, Class E, 8.962% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	906,853

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,500,000	Series 2016-1A, Class AR2, 3.475% (3-Month USD Libor+102 basis points), 10/13/2032[3,4,8]	$3,431,506
	Tesla Auto Lease Trust
1,635,600	Series 2021-A, Class A2, 0.360%, 3/20/2025[3,8]	1,614,009
1,873,583	Series 2021-B, Class A2, 0.360%, 9/22/2025[3,8]	1,826,812
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 5.690% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	885,398
	TICP CLO Ltd.
625,000	Series 2018-IIA, Class D, 8.380% (3-Month USD Libor+567 basis points), 4/20/2028[3,4,8]	562,792
1,850,000	Series 2018-IA, Class D, 8.536% (3-Month USD Libor+577 basis points), 4/26/2028[3,4,8]	1,653,025
2,100,000	Series 2016-5A, Class ER, 8.490% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	1,744,418
670,105	Toyota Auto Receivables Owner Trust Series 2021-B, Class A2, 0.140%, 1/16/2024[3]	667,615
473,515	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,8]	472,644
1,294,561	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	1,219,018
	Voya CLO Ltd.
2,372,210	Series 2015-1A, Class A1R, 3.640% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,8]	2,346,831
2,000,000	Series 2015-1A, Class CR, 5.090% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	1,828,013
1,250,000	Series 2017-1A, Class C, 6.070% (3-Month USD Libor+333 basis points), 4/17/2030[3,4,8]	1,132,267
1,750,000	Series 2017-2A, Class A1R, 3.492% (3-Month USD Libor+98 basis points), 6/7/2030[3,4,8]	1,722,923
1,000,000	Series 2013-1A, Class CR, 5.462% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	875,357
2,000,000	Series 2013-2A, Class CR, 5.553% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	1,722,539
2,000,000	Series 2016-3A, Class CR, 5.990% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	1,695,823
2,000,000	Series 2020-2A, Class ER, 9.138% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	1,749,198
1,000,000	Series 2022-3A, Class E, 8.352% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	980,000
1,000,000	Series 2019-4A, Class ER, 9.222% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	864,266

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2022-1A, Class E, 8.352% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	$1,386,278
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,466,337
750,000	Wellfleet CLO Ltd. Series 2015-1A, Class DR4, 6.210% (3-Month USD Libor+350 basis points), 7/20/2029[3,4,8]	703,971
4,500,000	Wellman Park CLO Ltd. Series 2021-1A, Class A, 3.612% (3-Month USD Libor+110 basis points), 7/15/2034[3,4,8]	4,352,764
2,750,000	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 3.690% (3-Month USD Libor+98 basis points), 7/20/2030[3,4,8]	2,713,416
	World Omni Auto Receivables Trust
2,468,345	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	2,438,024
2,362,218	Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	2,317,622
1,280,865	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	1,274,973
	TOTAL ASSET-BACKED SECURITIES
	(Cost $472,156,661)	440,763,200
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
2,645,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 3.968% (1-Month USD Libor+115 basis points), 4/15/2034[4,8]	2,537,272
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 3.774% (1-Month USD Libor+95.6 basis points), 11/15/2034[4,8]	2,437,106
2,000,000	Series 2019-BWAY, Class D, 4.978% (1-Month USD Libor+216 basis points), 11/15/2034[4,8]	1,801,456
2,048,000	Series 2018-TALL, Class A, 3.540% (1-Month USD Libor+72.2 basis points), 3/15/2037[4,8]	1,931,074
1,000,000	Series 2018-TALL, Class B, 3.789% (1-Month USD Libor+97.1 basis points), 3/15/2037[4,8]	925,243
2,650,000	Series 2020-BID, Class A, 4.958% (1-Month USD Libor+214 basis points), 10/15/2037[4,8]	2,614,726
3,025,000	BFLD Trust Series 2021-FPM, Class A, 4.418% (1-Month USD Libor+160 basis points), 6/15/2038[3,4,8]	2,923,505
	BPR Trust
3,000,000	Series 2022-OANA, Class A, 4.743% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	2,961,720

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,912,476	Series 2021-WILL, Class A, 4.568% (1-Month USD Libor+175 basis points), 6/15/2038[4,8]	$2,830,499
1,000,000	Series 2021-WILL, Class B, 5.818% (1-Month USD Libor+300 basis points), 6/15/2038[4,8]	969,113
3,660,000	BX Commercial Mortgage Trust Series 2019-IMC, Class A, 3.818% (1-Month USD Libor+100 basis points), 4/15/2034[4,8]	3,569,924
	BX Trust
1,750,000	Series 2022-PSB, Class A, 5.296% (1-Month Term SOFR+245.1 basis points), 8/15/2039[4,8]	1,748,145
1,750,000	Series 2022-GPA, Class A, 4.665% (1-Month Term SOFR+216.5 basis points), 10/15/2039[4,8]	1,743,887
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 3.648% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,8]	1,168,501
750,000	Series 2018-TBR, Class B, 3.968% (1-Month USD Libor+115 basis points), 12/15/2036[3,4,8]	725,921
117,883	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	115,704
2,500,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 3.818% (1-Month USD Libor+100 basis points), 9/15/2033[3,4,8]	2,360,895
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 3.918% (1-Month USD Libor+110 basis points), 12/15/2031[4,8]	201,410
	CSMC
1,225,000	Series 2020-TMIC, Class A, 5.818% (1-Month USD Libor+300 basis points), 12/15/2035[4,8]	1,220,566
750,000	Series 2020-FACT, Class B, 4.818% (1-Month USD Libor+200 basis points), 10/15/2037[4,8]	726,639
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,814,733
775,623	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.984%, 5/28/2035[3,9]	700,950
	Great Wolf Trust
2,500,000	Series 2019-WOLF, Class B, 4.152% (1-Month USD Libor+133.4 basis points), 12/15/2036[4,8]	2,391,147
1,250,000	Series 2019-WOLF, Class C, 4.451% (1-Month USD Libor+163.3 basis points), 12/15/2036[4,8]	1,194,198
2,615,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,485,952

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	Hilton Orlando Trust
2,983,000	Series 2018-ORL, Class A, 3.738% (1-Month USD Libor+92 basis points), 12/15/2034[4,8]	$2,907,918
1,055,000	Series 2018-ORL, Class B, 4.018% (1-Month USD Libor+120 basis points), 12/15/2034[4,8]	1,014,371
34,724	Mellon Residential Funding Series 1999-TBC3, Class A2, 3.017%, 10/20/2029[3,9]	33,872
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 4.568% (1-Month USD Libor+175 basis points), 12/15/2038[4,8]	2,398,405
5,400,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 3.913% (1-Month USD Libor+109.5 basis points), 11/15/2038[4,8]	5,077,145
2,500,000	Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A, 5.031% (1-Month Term SOFR+218.6 basis points), 5/15/2037[4,8]	2,447,917
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[3,8,9]	498,880
2,886,642	Verus Securitization Trust Series 2022-5, Class A1, 3.800%, 4/25/2067[3,8,11]	2,679,967
1,118,812	VMC Finance LLC Series 2021-HT1, Class A, 4.643% (1-Month USD Libor+165 basis points), 1/18/2037[3,4,8]	1,110,911
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	1,131,538
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $66,720,014)	64,401,210
	CORPORATE — 29.7%
	BASIC MATERIALS — 2.3%
1,500,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028[3,7,8]	1,420,773
3,100,000	Anglo American Capital PLC 5.625%, 4/1/2030[3,7,8]	2,937,107
851,000	Axalta Coating Systems Dutch Holding B B.V. 3.750%, 1/15/2025[3]	768,035
	DuPont de Nemours, Inc.
2,750,000	4.015% (3-Month USD Libor+111 basis points), 11/15/2023[4]	2,761,407
1,640,000	4.205%, 11/15/2023[3]	1,630,777
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,289,637
2,515,000	International Flavors & Fragrances, Inc. 1.832%, 10/15/2027[3,8]	2,063,268

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
3,000,000	LYB International Finance III LLC 1.250%, 10/1/2025[3]	$2,638,974
1,740,000	Methanex Corp. 5.125%, 10/15/2027[3,7]	1,464,549
1,225,000	NOVA Chemicals Corp. 4.875%, 6/1/2024[3,7,8]	1,152,799
1,643,000	SCIL IV LLC / SCIL USA Holdings LLC 4.642% (3-Month EUR Libor+437.5 basis points), 11/1/2026[3,4]	1,476,510
480,000	Sherwin-Williams Co. 4.250%, 8/8/2025	468,985
		22,072,821
	COMMUNICATIONS — 4.2%
3,785,000	AT&T, Inc. 3.625% (SOFR Index+64 basis points), 3/25/2024[3,4]	3,763,857
2,700,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 7/23/2025[3]	2,635,303
4,570,000	Comcast Corp. 4.150%, 10/15/2028[3]	4,319,409
4,170,000	Discovery Communications LLC 3.900%, 11/15/2024[3]	4,057,935
2,690,000	eBay, Inc. 1.900%, 3/11/2025[3]	2,499,174
4,053,000	Fox Corp. 4.030%, 1/25/2024[3]	4,005,807
7,195,000	Juniper Networks, Inc. 2.000%, 12/10/2030[3]	5,319,566
2,589,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	2,267,640
2,055,000	Motorola Solutions, Inc. 2.300%, 11/15/2030[3]	1,547,125
	NortonLifeLock, Inc.
530,000	6.750%, 9/30/2027[3,8]	509,815
530,000	7.125%, 9/30/2030[3,8]	513,779
	T-Mobile USA, Inc.
1,175,000	3.500%, 4/15/2025[3]	1,124,091
3,735,000	3.375%, 4/15/2029[3]	3,232,642
750,000	United Group B.V. 3.625%, 2/15/2028[3]	513,709

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
3,975,000	Verizon Communications, Inc. 3.467% (SOFR Index+79 basis points), 3/20/2026[4]	$3,901,109
		40,210,961
	CONSUMER, CYCLICAL — 3.9%
	7-Eleven, Inc.
2,936,000	0.800%, 2/10/2024[3,8]	2,777,556
615,000	0.950%, 2/10/2026[3,8]	531,057
3,545,000	American Honda Finance Corp. 0.750%, 8/9/2024	3,297,531
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	471,624
950,000	3.150%, 4/18/2024[3,8]	925,843
2,180,000	2.774% (SOFR Index+38 basis points), 8/12/2024[4,8]	2,159,024
485,000	Dollar General Corp. 4.250%, 9/20/2024	479,514
185,000	Ford Motor Co. 6.100%, 8/19/2032[3]	163,410
	Ford Motor Credit Co. LLC
520,000	2.300%, 2/10/2025[3]	461,457
1,000,000	4.950%, 5/28/2027[3]	894,930
	General Motors Financial Co., Inc.
2,000,000	3.950%, 4/13/2024[3]	1,952,044
3,000,000	2.350%, 1/8/2031[3]	2,181,258
970,000	Home Depot, Inc. 4.000%, 9/15/2025[3]	955,216
530,000	International Game Technology PLC 6.500%, 2/15/2025[3,7,8]	529,465
2,835,000	Lowe's Cos., Inc. 4.400%, 9/8/2025	2,793,813
4,015,000	McDonald's Corp. 3.375%, 5/26/2025[3]	3,861,081
2,384,500	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,8]	2,338,336
2,211,000	Nissan Motor Co., Ltd. 4.810%, 9/17/2030[3,7,8]	1,794,202
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	108,965
1,495,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[3]	1,418,800

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
240,000	Starbucks Corp. 2.816% (SOFR Index+42 basis points), 2/14/2024[3,4]	$238,615
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[3,8]	987,910
	Volkswagen Group of America Finance LLC
300,000	0.750%, 11/23/2022[8]	298,628
300,000	0.875%, 11/22/2023[8]	285,768
3,405,000	Walmart, Inc. 3.900%, 9/9/2025	3,347,398
	ZF Finance GmbH
1,000,000	3.000%, 9/21/2025[3]	871,170
800,000	2.000%, 5/6/2027[3]	609,101
700,000	ZF North America Capital, Inc. 4.750%, 4/29/2025[8]	637,878
		37,371,594
	CONSUMER, NON-CYCLICAL — 4.5%
2,872,000	AbbVie, Inc. 2.300%, 11/21/2022	2,865,234
2,500,000	Amgen, Inc. 3.125%, 5/1/2025[3]	2,398,478
	Baxter International, Inc.
3,066,000	0.868%, 12/1/2023	2,930,933
540,000	2.879% (SOFR Index+44 basis points), 11/29/2024[4]	527,727
2,480,000	Biogen, Inc. 4.050%, 9/15/2025[3]	2,409,724
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[3]	2,488,782
2,715,000	Global Payments, Inc. 5.300%, 8/15/2029[3]	2,556,838
1,900,000	Heineken N.V. 2.750%, 4/1/2023[7,8]	1,881,823
1,500,000	House of Finance N.V. 4.375%, 7/15/2026[3]	1,477,409
1,985,000	Humana, Inc. 4.500%, 4/1/2025[3]	1,958,850
1,000,000	IQVIA, Inc. 2.250%, 3/15/2029[3]	751,272
1,950,000	Jazz Securities DAC 4.375%, 1/15/2029[3,7,8]	1,688,622

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	Mondelez International Holdings Netherlands B.V.
1,350,000	0.750%, 9/24/2024[7,8]	$1,238,624
1,720,000	1.250%, 9/24/2026[3,7,8]	1,476,821
2,725,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	2,511,575
4,000,000	PepsiCo, Inc. 2.750%, 3/1/2023	3,978,428
3,496,000	Pernod Ricard S.A. 3.250%, 6/8/2026[3,7,8]	3,299,766
760,000	Prestige Brands, Inc. 5.125%, 1/15/2028[3,8]	685,306
1,000,000	Roche Holdings, Inc. 3.520% (SOFR Rate+56 basis points), 3/10/2025[4,8]	994,104
	Royalty Pharma PLC
2,665,000	1.200%, 9/2/2025[3,7]	2,358,437
1,775,000	2.150%, 9/2/2031[3,7]	1,309,300
1,640,000	U.S. Foods, Inc. 6.250%, 4/15/2025[3,8]	1,613,662
		43,401,715
	ENERGY — 2.9%
2,367,000	Boardwalk Pipelines LP 4.450%, 7/15/2027[3]	2,200,832
	Buckeye Partners LP
380,000	4.150%, 7/1/2023[3]	373,842
325,000	3.950%, 12/1/2026[3]	283,792
	Cheniere Corpus Christi Holdings LLC
1,040,000	7.000%, 6/30/2024[3]	1,058,355
2,350,000	5.875%, 3/31/2025[3]	2,361,562
2,800,000	DCP Midstream Operating LP 8.125%, 8/16/2030	2,979,466
5,000,000	Enbridge, Inc. 3.028% (SOFR Index+63 basis points), 2/16/2024[4,7]	4,947,705
	Energy Transfer LP
3,410,000	5.875%, 1/15/2024[3]	3,418,934
1,694,000	4.900%, 2/1/2024[3]	1,685,850
5,000,000	Kinder Morgan Energy Partners LP 4.250%, 9/1/2024[3]	4,920,695
3,000,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[3]	3,000,297

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
1,238,000	Williams Cos., Inc. 2.600%, 3/15/2031[3]	$972,651
		28,203,981
	FINANCIAL — 2.0%
	American Express Co.
1,115,000	2.609% (SOFR Index+23 basis points), 11/3/2023[4]	1,106,134
2,000,000	3.625%, 12/5/2024[3]	1,946,012
3,100,000	American Tower Corp. 2.300%, 9/15/2031[3]	2,324,504
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[3,7]	2,684,366
1,673,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,8]	1,374,552
2,750,000	Charles Schwab Corp. 2.916% (SOFR Index+52 basis points), 5/13/2026[3,4]	2,671,017
3,472,000	Crown Castle, Inc. 2.500%, 7/15/2031[3]	2,680,419
1,429,000	Iron Mountain, Inc. 5.250%, 3/15/2028[3,8]	1,255,469
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	572,541
250,000	Simon Property Group LP 2.597% (SOFR Index+43 basis points), 1/11/2024[3,4]	248,049
2,915,000	VICI Properties LP / VICI Note Co., Inc. 3.500%, 2/15/2025[3,8]	2,698,109
		19,561,172
	INDUSTRIAL — 2.7%
5,030,000	3M Co. 3.050%, 4/15/2030[3]	4,282,884
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 2.125%, 8/15/2026[3]	378,005
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	972,455
975,000	Ball Corp. 4.875%, 3/15/2026[3]	926,274
4,600,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	4,381,638
1,100,000	Cellnex Finance Co., S.A. 1.000%, 9/15/2027[3]	859,421

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
2,907,000	CSX Corp. 3.400%, 8/1/2024[3]	$2,837,177
5,185,000	Graphic Packaging International LLC 0.821%, 4/15/2024[3,8]	4,818,768
	L3Harris Technologies, Inc.
1,500,000	3.986% (3-Month USD Libor+75 basis points), 3/10/2023[4]	1,497,680
1,201,000	3.950%, 5/28/2024[3]	1,183,654
1,480,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.350%, 11/1/2029[3,8]	1,264,633
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	510,413
1,250,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	967,415
1,284,000	WESCO Distribution, Inc. 7.250%, 6/15/2028[3,8]	1,260,356
		26,140,773
	TECHNOLOGY — 3.7%
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,691,097
5,350,000	Dell International LLC / EMC Corp. 6.200%, 7/15/2030[3]	5,214,436
1,505,000	Entegris, Inc. 4.375%, 4/15/2028[3,8]	1,278,242
	Fiserv, Inc.
825,000	3.800%, 10/1/2023[3]	817,651
4,750,000	3.850%, 6/1/2025[3]	4,565,676
4,500,000	Hewlett Packard Enterprise Co. 4.450%, 10/2/2023[3]	4,482,437
270,000	Infor, Inc. 1.450%, 7/15/2023[3,8]	260,610
	Leidos, Inc.
1,557,000	3.625%, 5/15/2025[3]	1,493,938
1,650,000	2.300%, 2/15/2031[3]	1,224,554
5,000,000	Marvell Technology, Inc. 4.200%, 6/22/2023[3]	4,986,770
2,300,000	NXP B.V. / NXP Funding LLC 5.550%, 12/1/2028[3,7]	2,224,072
3,310,000	Qorvo, Inc. 1.750%, 12/15/2024[3,8]	3,061,280

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
2,515,000	VMware, Inc. 4.500%, 5/15/2025[3]	$2,459,180
1,075,000	Western Digital Corp. 4.750%, 2/15/2026[3]	996,944
		35,756,887
	UTILITIES — 3.5%
2,470,000	AES Corp. 1.375%, 1/15/2026[3]	2,130,293
445,000	American Electric Power Co., Inc. 2.031%, 3/15/2024	426,185
3,045,000	Atmos Energy Corp. 2.625%, 9/15/2029[3]	2,599,230
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,349,398
5,120,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	4,487,332
3,560,000	DTE Energy Co. 4.220%, 11/1/2024[11]	3,494,781
4,500,000	Duke Energy Corp. 2.783% (SOFR Rate+25 basis points), 6/10/2023[4]	4,476,627
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,285,148
	NextEra Energy Capital Holdings, Inc.
1,250,000	2.779% (SOFR Index+40 basis points), 11/3/2023[3,4]	1,238,691
3,760,000	4.200%, 6/20/2024	3,715,154
2,000,000	NiSource, Inc. 0.950%, 8/15/2025[3]	1,777,082
500,000	NRG Energy, Inc. 2.450%, 12/2/2027[3,8]	410,077
2,000,000	Southern Co. 3.330% (SOFR Rate+37 basis points), 5/10/2023[3,4]	1,990,174
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	217,673
1,175,000	Vistra Operations Co. LLC 5.625%, 2/15/2027[3,8]	1,102,485
		33,700,330
	TOTAL CORPORATE
	(Cost $301,115,910)	286,420,234

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT — 5.4%
	United States Treasury Bill
3,000,000	2.285%, 10/6/2022	$2,999,388
28,250,000	5.607%, 10/20/2022	28,215,987
10,750,000	2.565%, 10/27/2022	10,731,596
10,000,000	2.653%, 11/3/2022	9,977,110
	TOTAL U.S. GOVERNMENT
	(Cost $51,873,351)	51,924,081
	TOTAL BONDS
	(Cost $891,865,936)	843,508,725

Principal Amount
	COMMERCIAL PAPER — 0.8%
$7,500,000	Nestle Capital DCP 3.020%, 10/20/2022	7,487,602
	TOTAL COMMERCIAL PAPER
	(Cost $7,488,441)	7,487,602

Number of Shares
	SHORT-TERM INVESTMENTS — 1.1%
10,684,590	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.79%[12,13]	$10,684,590
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,684,590)	10,684,590
	TOTAL INVESTMENTS — 96.7%
	(Cost $982,902,256)	932,693,984
	Other Assets in Excess of Liabilities — 3.3%	32,043,028
	TOTAL NET ASSETS — 100.0%	$964,737,012

Principal Amount
	SECURITIES SOLD SHORT — (8.0)%
	BONDS — (8.0)%
	U.S. GOVERNMENT — (8.0)%
	United States Treasury Note
$(29,200,000)	0.750%, 5/31/2026	(25,794,083)
(7,885,000)	3.250%, 6/30/2027	(7,600,706)
(32,650,000)	1.375%, 10/31/2028	(27,976,969)
(2,050,000)	2.625%, 7/31/2029	(1,884,239)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
$(820,000)	1.625%, 5/15/2031	$(688,544)
(8,953,000)	1.875%, 2/15/2032	(7,588,366)
(6,620,000)	2.875%, 5/15/2032	(6,121,951)
	TOTAL U.S. GOVERNMENT
	(Proceeds $82,785,798)	(77,654,858)
	TOTAL BONDS
	(Proceeds $82,785,798)	(77,654,858)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $82,785,798)	$(77,654,858)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $503,648,230 which represents 52.21% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.10% of Net Assets. The total value of these securities is $1,000,000.
[11]	Step rate security.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,012,893, which represents 0.83% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)

(50)	U.S. 5 Year Treasury Note	Dec 2022	$(5,454,688)	$(5,375,391)	$79,297
(50)	U.S. 10 Year Treasury Note	Dec 2022	(5,727,344)	(5,603,125)	124,219

TOTAL FUTURES CONTRACTS			$(11,182,032)	$(10,978,516)	$203,516

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CDX NA Investment Grade
CDSI Series 37 Index	BBB-	Receive	1%/Quarterly	12/20/26	$6,500,000	$(919,750)	$63,696	$(856,054)
Morgan Stanley
Markit CDX NA Investment Grade
CDSI Series 37 Index	BBB-	Receive	1%/Quarterly	12/20/26	3,500,000	(490,000)	29,048	(460,952)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(1,409,750)	$92,744	$(1,317,006)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at September 30, 2022.
(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2022	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(32,527,500)	$(33,780,966)	$(32,205,698)	$1,575,268
				(33,780,966)	(32,205,698)	1,575,268
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(33,780,966)	$(32,205,698)	$1,575,268

EUR – Euro